2. LOANS: Troubled Debt Restructurings on Financing Receivables (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Year 2016
Financing Receivable, Modifications, Number of Contracts	16,304
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 59,448,923
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 57,151,843
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	4,179
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 9,780,609
Year 2016 | Live Check Consumer Loans
Financing Receivable, Modifications, Number of Contracts	2,303
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 4,357,450
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 4,265,687
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	844
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 1,568,070
Year 2016 | Premier Consumer Loans
Financing Receivable, Modifications, Number of Contracts	476
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 2,951,288
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 2,850,034
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	99
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 516,895
Year 2016 | Other Consumer Loans
Financing Receivable, Modifications, Number of Contracts	12,752
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 46,992,778
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 45,056,454
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	3,094
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 7,082,463
Year 2016 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	28
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 346,960
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 346,735
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	0
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 0
Year 2016 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	745
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 4,800,447
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 4,632,933
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	142
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 613,181
Year 2015
Financing Receivable, Modifications, Number of Contracts	14,960
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 53,429,526
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 50,752,882
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	3,801
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 7,755,585
Year 2015 | Live Check Consumer Loans
Financing Receivable, Modifications, Number of Contracts	2,127
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 3,688,912
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 3,588,117
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	787
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 1,248,879
Year 2015 | Premier Consumer Loans
Financing Receivable, Modifications, Number of Contracts	485
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 3,185,328
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 3,090,506
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	92
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 480,080
Year 2015 | Other Consumer Loans
Financing Receivable, Modifications, Number of Contracts	11,463
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 41,709,966
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 39,405,511
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	2,735
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 5,523,962
Year 2015 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	39
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 465,759
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 453,611
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	4
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 27,476
Year 2015 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	846
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 4,379,561
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 4,215,137
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	183
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 475,188
Year 2014
Financing Receivable, Modifications, Number of Contracts	19,600
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 59,122,933
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 56,655,858
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	6,076
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 11,129,200
Year 2014 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	50
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 698,205
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 695,693
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	0
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 0
Year 2014 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	870
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 3,226,704
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 3,086,441
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	222
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 546,101
Year 2014 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	18,680
Financing Receivable, Troubled Debt Restructuring, Premodification	$ 55,198,024
Financing Receivable, Troubled Debt Restructuring, Postmodification	$ 52,873,724
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	5,854
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 10,583,099